COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

        The Group has a number of operating leases for its facilities and offices. Rental expenses under operating leases for the years ended December 31, 2010, 2011, and 2012 were $3,433,603, $6,913,422 and $12,009,087, respectively. The group recognized rent expenses under such arrangements on a straight-line basis over the term of the lease. The future aggregate minimum lease payments under non-cancelable operating lease agreements are as follows:

Years ending December 31:
2013	14,614,384
2014	16,512,082
2015	16,442,854
2016	15,811,512
2017 and thereafter	171,851,814

Total	235,232,646

        The Group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material effect on its financial position or results of operations.